Segment and geographic information - Net Interest Revenue (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 317,266	¥ 339,453	¥ 703,067	¥ 693,193
Net interest revenue	30,237	31,788	59,470	45,389
Net revenue	347,503	371,241	762,537	738,582
Non-interest expenses	316,727	299,828	634,747	618,992
Income (loss) before income taxes	30,776	71,413	127,790	119,590
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	114,459	116,948	243,509	222,691
Net interest revenue	1,199	990	2,838	2,112
Net revenue	115,658	117,938	246,347	224,803
Non-interest expenses	78,913	79,075	158,703	154,332
Income (loss) before income taxes	36,745	38,863	87,644	70,471
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	22,637	21,441	47,272	43,219
Net interest revenue	217	250	2,499	1,810
Net revenue	22,854	21,691	49,771	45,029
Non-interest expenses	14,442	13,882	29,613	28,946
Income (loss) before income taxes	8,412	7,809	20,158	16,083
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	148,038	119,322	322,744	299,636
Net interest revenue	44,873	71,248	75,351	79,820
Net revenue	192,911	190,570	398,095	379,456
Non-interest expenses	184,282	168,363	369,795	351,508
Income (loss) before income taxes	8,629	22,207	28,300	27,948
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	32,132	81,742	89,542	127,647
Net interest revenue	(16,052)	(40,700)	(21,218)	(38,353)
Net revenue	16,080	41,042	68,324	89,294
Non-interest expenses	39,090	38,508	76,636	84,206
Income (loss) before income taxes	¥ (23,010)	¥ 2,534	¥ (8,312)	¥ 5,088